Related Parties - Summary of Key Management Personnel Compensation (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Short-term benefits	$ 5,680,693	$ 2,861,645
Share-based compensation costs	15,787,235	3,088,053
Severance	272,788
Long-term incentive	1,150,298
Total compensation of key management personnel	$ 22,891,014	$ 5,949,698